INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets
Less: accumulated amortization	¥ (14,719)	$ (2,016)	¥ (18,502)
Intangible assets, net	16,429	2,251	23,245
Intellectual property rights and others
Finite-Lived Intangible Assets
Intangible asset, gross	22,424	3,072	29,428
Licensed software
Finite-Lived Intangible Assets
Intangible asset, gross	¥ 8,724	$ 1,195	¥ 12,319